LEASES - Components of Right-of-Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use assets
Balance, January 1, 2019	$ 31,783
Additions (net of disposals)	6,670
Depreciation charge for the year	(10,662)
Foreign currency translation adjustment	1,426
Balance, December 31, 2019	29,217
Buildings
Right-of-use assets
Balance, January 1, 2019	1,544
Additions (net of disposals)	1,938
Depreciation charge for the year	(496)
Foreign currency translation adjustment	82
Balance, December 31, 2019	3,068
Mining equipment
Right-of-use assets
Balance, January 1, 2019	29,982
Additions (net of disposals)	4,361
Depreciation charge for the year	(9,944)
Foreign currency translation adjustment	1,332
Balance, December 31, 2019	25,731
Storage facilities
Right-of-use assets
Balance, January 1, 2019	176
Additions (net of disposals)	371
Depreciation charge for the year	(205)
Foreign currency translation adjustment	10
Balance, December 31, 2019	352
Vehicles
Right-of-use assets
Balance, January 1, 2019	22
Additions (net of disposals)	0
Depreciation charge for the year	(4)
Foreign currency translation adjustment	1
Balance, December 31, 2019	19
IT equipment
Right-of-use assets
Balance, January 1, 2019	59
Additions (net of disposals)	0
Depreciation charge for the year	(13)
Foreign currency translation adjustment	1
Balance, December 31, 2019	$ 47